EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2017
Exploration For And Evaluation Of Mineral Resources [Abstract]
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

	Notes	Côté Gold Project	Saramacca Project	Siribaya Project	Other[1]	Total[2]
Balance, January 1, 2016		$151.0	$—	$—	$4.1	$155.1
Exploration and evaluation expenditures		3.9	—	—	0.2	4.1
Acquired Exploration and evaluation assets		—	10.0	—	—	10.0
Balance, December 31, 2016		$154.9	$10.0	$—	$4.3	$169.2
Exploration and evaluation expenditures		8.1	11.2	—	0.9	20.2
Acquired Exploration and evaluation assets	5	—	15.9	36.6	—	52.5
Reversal of impairment charge	6, 34	400.0	—	—	—	400.0
Sale of a 30% interest in the Côté Gold Project	6	(167.3)	—	—	—	(167.3)
Balance, December 31, 2017		$395.7	$37.1	$36.6	$5.2	$474.6
1Includes costs relating to Boto, Senegal, and other capitalized Exploration and evaluation assets.

2	In 2017, borrowing costs attributable to Exploration and evaluation assets totaled $1.9 million (2016 - $0.7 million), and were capitalized at a weighted average interest rate of 7.16% (2016 - 6.99%).
As at December 31, 2017, Exploration and evaluation assets primarily consisted of the Côté Gold Project (carrying amount as of December 31, 2017 - $395.7 million; December 31, 2016 - $154.9 million), on which the Company recorded an impairment charge reversal of $400.0 million, as a result of the sale of a 30% interest to SMM (note 6).
On December 12, 2016, the Company finalized the agreement to acquire the rights to the Saramacca property. The purchase consideration included 3.125 million contingently issuable IAMGOLD common shares to be issued to the Government of Suriname in three approximately equal tranches in 12 month intervals (note 23). On November 27, 2017, the Company issued the first tranche of the 3.125 million contingently issuable IAMGOLD common shares to the Government of Suriname and retained the right to explore the Saramacca property. This equity issuance of 1.042 million IAMGOLD common shares was accounted for as an addition to Exploration and evaluation assets of $5.9 million based on the fair value of the IAMGOLD common shares on the date of the issuance.
On December 8, 2017, the Company amended the agreement with the Government of Suriname to include all National Instrument 43-101 ("NI 43-101") resource categories in the potential upward adjustment to the purchase price in addition to the indicated and measured resources. Based on the terms of the amended agreement and the most recent estimate of contained gold ounces of resources identified at the Saramacca property, the Company made a cash pre-payment of $5.0 million and accrued for an additional $5.0 million payable to the Government of Suriname for the upward adjustment to the purchase price and has accounted for the total upward adjustment to the purchase price of $10.0 million as an addition to Exploration and evaluation assets.